Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Non-current portion of the lease liabilities	47,400	52,914
Current portion of the lease liabilities	10,350	9,413
Total	57,750	62,327

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2024 and 2023 are reported in the following tables.

	31/12/24	31/12/23
Balance at beginning of year	62,327	51,849
Additions for new leases	5,215	9,773
Interest expenses	3,809	3,090
Lease payments	(14,097)	(14,147)
Disposal of leases	(1,911)	(172)
Adjustments due to remeasurements	43	584
Adjustments due to modifications	9	11,867
Effect of translation adjustments	2,356	(517)
Balance at end of year	57,750	62,327

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2024 and 2023 are reported in the tables below.

	31/12/24	31/12/23
Less than one year	13,629	13,054
One to five years	39,294	42,309
More than five years	17,970	22,706
Total undiscounted lease liabilities	70,893	78,069